OPERATING LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Operating leases

13.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on a time charter agreement in respect of the Golar Arctic as of December 31, 2023, are as follows:

Year ending December 31
(in thousands of $)
2024 (1)	2,907
Total minimum contractual future revenues	2,907
(1) This includes revenues from the Golar Arctic's new charter entered subsequent to December 31, 2023.
The cost and accumulated depreciation, including impairment of the Golar Arctic, leased to third parties at December 31, 2023 and 2022 were $195.4 million and $144.9 million; $196.0 million and $152.3 million, respectively.

The components of operating lease income were as follows:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Operating lease income	16,843	8,857	11,476
Variable lease income (1)	1,082	828	—
Total operating lease income (2)	17,925	9,685	11,476
(1) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) Total operating lease income is presented in the consolidated statement of operations line item “Time and voyage charter revenues”.

Rental expense

We lease certain office premises under operating leases. Certain of these lease agreements include one or more options to renew. We will include these renewal options when we are reasonably certain that we will exercise the option at our discretion.

Variable lease cost relates to certain of our lease agreements which include payments that vary. These are primarily generated from service charges related to our usage of office premises.

The components of operating lease cost were as follows:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Operating lease cost	2,335	4,160	5,899
Variable lease cost (1)	309	1,479	1,621
Total operating lease cost (2)	2,644	5,639	7,520
(1) “Variable lease cost” is excluded from lease payments that comprise the operating lease liability.
(2) Total operating lease cost is included in the consolidated statement of operations line-items “Vessel operating expenses” and “Administrative expenses”.

As of December 31, 2023 and 2022 the right-of-use assets recognized by Golar as a lessee in various operating leases amounted to $7.4 million and $5.7 million, respectively (note 20).

The weighted average remaining lease term for our operating leases is 5.6 years (2022: 4.8 years). Our weighted-average discount rate applied for most of our operating leases is 5.5% (2022: 5.5%).

The maturity of our lease liabilities is as follows:

Year ending December 31
(in thousands of $)
2024	1,462
2025	1,578
2026	1,491
2027	1,415
2028 and thereafter	1,397
Total minimum lease payments	7,343